Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate	25.00%	25.00%	25.00%
Deferred tax assets	$ 16,041	$ 19,099
Temporary differences associated with investments in subsidiaries, for which deferred tax liabilities have not been recognized	$ 453,800	397,900
Colombia [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective rate	33.00%
Colombia [member] | Tax year 2019 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate	33.00%
Colombia [member] | Tax year 2020 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate	32.00%
Colombia [member] | Tax year 2021 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate	31.00%
Colombia [member] | Tax year 2022 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate	30.00%
Carried forward tax losses of Copa Colombia [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 4,300	$ 7,300